Non-cash transactions - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-cash transactions
Non-cash transactions
28	Non-cash transactions

Non-monetary transactions for the year ended December 31, 2020 and 2019 and from October 11 to December 31, 2018 are, respectively: (i) Additions of right use and finance lease in the amount of R$ 35,925, R$ 31,177 and nil (Note 12), and, (ii) Disposals of contracts of right use and finance lease in the amount of R$ 3,429, R$ 34,852 (Note 16) and nil, deferred tax assets of IPO cost of R$ 13,676 (Note 22).

Vasta Platform (Successor)
Non-cash transactions
Non-cash transactions
27.	Non-cash transactions

Non-monetary transactions for the year ended December 31, 2019 are: (i) Capitalization of bonds in the amount of R$ 1,508,297 (note 13); (ii) Contribution of bonds from parent company in the amount of R$ 1,535,801 (note 13), (iii) Additions of right use and finance lease in the amount of R$ 27,010 (note 15), and, (iv) Disposals of contracts of right use and finance lease in the amount of R $ 34,852 (note 15).